Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 129,546	Taxes	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 2
	33,756	Royalties	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 3
	29,551	Prod. Entitlements	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 4
	1,004	Fees	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 5
	1,236	Comm. Social Resp.	Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 6
	195,093		Colombia	Government of Colombia	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 7
	1,386	Fees	Colombia	Oleoducto de los Llanos Orientales S.A.	gprk:OilResourceMember	gprk:ColombiaSegmentMember	Well
#: 8
	842	Taxes	Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 9
	2,336	Fees	Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 10
	131	Comm. Social Resp.	Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 11
	3,309		Ecuador	Government of Ecuador	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well
#: 12
	1,332	Taxes	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 13
	327	Royalties	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 14
	109	Fees	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 15
	26	Comm. Social Resp.	Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 16
	1,794		Brazil	Government of Brazil	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 17
	433	Taxes	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 18
	53	Fees	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 19
	655	Comm. Social Resp.	Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 20
	1,141		Argentina	Government of Argentina	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 21
	294	Taxes	Chile	Government of Chile	gprk:OilAndGasResourceMember	gprk:ChileSegmentMember	Well
#: 22
	62	Royalties	Chile	Government of Chile	gprk:OilAndGasResourceMember	gprk:ChileSegmentMember	Well
#: 23
	21	Fees	Chile	Government of Chile	gprk:OilAndGasResourceMember	gprk:ChileSegmentMember	Well
#: 24
	377		Chile	Government of Chile	gprk:OilAndGasResourceMember	gprk:ChileSegmentMember	Well
#: 25
	203	Taxes	Spain	Government of Spain	gprk:OilAndGasResourceMember	gprk:SegmentCorporateMember	Well
#: 26
	45	Comm. Social Resp.	Spain	Government of Spain	gprk:OilAndGasResourceMember	gprk:SegmentCorporateMember	Well
#: 27
	$ 248		Spain	Government of Spain	gprk:OilAndGasResourceMember	gprk:SegmentCorporateMember	Well